Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary of financing receivables
Direct financing leases	$ 575,163	$ 495,990
Other loan receivables
Total direct financing leases and other loan receivables	822,261	762,071
Payment activity | Performing
Summary of financing receivables
Direct financing leases	575,163	495,990
Other loan receivables
Long-term receivable and accrued revenue included in accounts receivable and other assets	15,694	12,175
Other internal metrics | Performing
Other loan receivables
Loans to equity-accounted investees and joint venture partners	$ 231,404	$ 253,906